Asset Under Development - Schedule Of Assets (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Extractive Industries Rollforward [Abstract]
Opening asset under development balance	$ 877,838	$ 658,247
Additions	191,827	178,377
Interest costs capitalized	38,063	41,214
Closing asset under development balance	$ 1,107,728	$ 877,838